Leases - Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finance Leases
2022	$ 3,868
2023	3,965
2024	4,065
2025	4,167
2026	4,237
Thereafter	12,699
Total	33,001
Less: present value discount	(9,911)
Lease liabilities	23,090	$ 24,800
Operating Leases
2022	105
2023	105
2024	105
2025	105
2026	105
Thereafter	574
Total	1,099
Less: present value discount	(372)
Lease liabilities	$ 727	$ 800